EQUITY (Share capital Narrative) (Details) - shares	Feb. 20, 2019	Jan. 31, 2019	Dec. 30, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Shares issued (in shares)	206,740,357		206,732,436	219,198,989
Shares outstanding (in shares)		206,736,233	206,732,436	219,198,989
Number of shares in entity held by entity or by its subsidiaries or associates			3,797	4,308
First preferred shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)			0	0
Second preferred shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)			0	0